Trade and Other Receivables - Schedule of Changes in credit losses provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the allowance for impairment of trade and other receivables [abstract]
Opening balance	$ 5,945	$ 5,426
Initial application of IFRS 9	122
Additions	104	708
Write-offs	(1,253)	(110)
Transfer of assets held for sale	6
Cumulative translation adjustment	(619)	(79)
Closing balance	4,305	5,945
Current	1,715	2,068
Non-current	$ 2,590	$ 3,877